Covid-19 SBA Loans (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Paycheck Protection Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance			$ 28,878
Gain of forgiven debt		$ 34,499
Economic Injury Disaster Loan Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Balance	$ 47,981	$ 47,547	$ 55,700
Gain of forgiven debt, years		30 years
Debt interest percentage		3.75%